SUMMARY OF UNVESTED NONEMPLOYEE OPTIONS (Details) - Non Employee [Member]	11 Months Ended
Dec. 31, 2021 $ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of Options Unvested, Beginning balance | shares
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares
Number of Options Unvested, Granted | shares	515,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.70
Number of Options Unvested, Vested | shares	(195,833)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.70
Number of Options Unvested, Forfeited or expired | shares	(26,667)
Weighted Average Grant Date Fair Value, Forfeited or expired | $ / shares	$ 1.80
Number of Options Unvested, Exercised | shares
Weighted Average Grant Date Fair Value, Exercised | $ / shares
Number of Options Unvested, Ending balance | shares	292,500
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 1.80